TRANSAMERICA SERIES TRUST

Transamerica BlackRock Global Allocation VP

Supplement to the Currently Effective Prospectus, Summary Prospectus
and Statement of Additional Information

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Effective on or about May 1, 2020, Transamerica Asset Management, Inc. (“TAM”) will terminate its investment sub-advisory agreement with BlackRock Investment Management, LLC (“BlackRock”) with respect to Transamerica BlackRock Global Allocation VP (the “portfolio”) and will enter into a new investment sub-advisory agreement with Morgan Stanley Investment Management Inc. (“Morgan Stanley”) with respect to the portfolio. An information statement will be made available to investors which will provide certain information about the new sub-adviser and the terms of the new sub‑advisory agreement.

In connection with the change in sub-adviser from BlackRock to Morgan Stanley, the following will also change with respect to the portfolio: (i) the portfolio will be renamed; (ii) the portfolio’s investment objective will change; (iii) the portfolio’s principal investment strategies and principal risks will be revised; (iv) the portfolio will have lower management fee and sub-advisory fee schedules; and the portfolio will change its primary and secondary benchmark indices. These changes are described below.

TAM will continue to serve as the portfolio’s investment manager.

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Effective on or about May 1, 2020, Transamerica BlackRock Global Allocation VP will be renamed Transamerica Morgan Stanley Global Allocation VP and the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning the portfolio:

INVESTMENT OBJECTIVE:

The portfolio’s investment objective will be as follows:

Seeks high total return.

PRINCIPAL INVESTMENT STRATEGIES:

The portfolio’s principal investment strategies will be as follows:

Under normal circumstances, the portfolio’s sub-adviser, Morgan Stanley Investment Management, Inc. (the “sub-adviser”), seeks to achieve the portfolio’s investment objective by investing primarily in a blend of equity and fixed-income securities of U.S. and non-U.S. issuers. Equity securities may include common and preferred stocks, depositary receipts, convertible securities, equity-linked securities, real estate investment trusts (“REITs”), rights and warrants to purchase equity securities and limited partnership interests. Fixed-income securities may include mortgage-related or mortgage-backed securities, floating rate securities, inflation-linked fixed-income securities, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, securities issued or guaranteed by non-U.S. governments, their agencies or instrumentalities, corporate bonds and notes issued by U.S. and non-U.S. entities.

The sub-adviser will utilize a top-down investment approach that focuses on asset class, sector, region, country and currency and thematic allocations. The sub-adviser’s investment and allocation decisions for the portfolio will be based upon the sub-adviser’s evaluations, analyses and judgments, taking into account results of its fundamental market research and recommendations generated by the sub-adviser’s quantitative inputs. The sub-adviser’s research process generally focuses on the following factors across asset classes: 1) valuation (both relative and absolute), 2) dynamics, including earnings revisions, interest rate policy and inflation expectations and 3) technicals, such as investor flows and sentiment. The portfolio may invest in any country, including developing or emerging market countries. The portfolio’s investments may be U.S. and non-U.S. dollar denominated. In determining whether to sell a security, the sub-adviser considers a number of factors, including changes in capital appreciation potential, or the overall assessment of asset class, sector, region, country, and currency and thematic allocation shifts.

The portfolio may invest a portion of its assets in below investment grade fixed-income securities. The mortgage-backed securities in which the portfolio may invest include mortgage pass-through securities that represent a participation interest in a pool of mortgage loans originated by U.S. governmental or private lenders such as banks.

The portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio construction, capital appreciation, or to earn income. The portfolio’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and structured investments (including commodity-linked notes), and other related instruments and techniques. The portfolio may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the portfolio will be counted toward the portfolio’s exposure to the types of securities listed above to the extent they have economic characteristics similar to such securities.

The portfolio may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the portfolio organized as a company under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary may invest, directly or indirectly through the use of derivatives, in securities, commodities, commodity-related instruments and other investments, primarily futures, swaps and notes. The Subsidiary has the same investment objective as the portfolio and is managed by Transamerica Asset Management, Inc. and sub-advised by the sub-adviser.

Investments in the Subsidiary are intended to provide the portfolio with exposure to commodities markets within the limitations of the federal tax requirements that apply to the portfolio. The Subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include, but are not limited to, total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. The Subsidiary may also invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).

The portfolio may invest up to 10% of its assets in China A-shares (equity securities of Chinese companies) listed and traded on Chinese stock exchanges such as the Shanghai Stock Exchange or the Shenzhen Stock Exchange.

PRINCIPAL RISKS:

The portfolio will no longer be subject to “Convertible Securities” risk, “Distressed or Defaulted Securities” risk, “Growth Stocks” risk, “Loans” risk, “Money Market Funds” risk, “Precious Metals-Related Securities” risk, “Preferred Stock” risk, “Short Sales” risk, “Structured Instruments” risk or “Warrants and Rights” risk as principal risks. The portfolio will be subject to the following additional principal risk:

U.S. Government and Agency Obligations – Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the U.S. government generally present a lesser degree of credit risk than securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies. A security backed by the “full faith and credit” of the U.S. government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price.

SUB-ADVISER:

The portfolio’s sub-adviser will be as follows:

Morgan Stanley Investment Management Inc., a subsidiary of Morgan Stanley, has been a registered investment adviser since 1981.  As of September 30, 2019, Morgan Stanley Investment Management Inc. has approximately $507 billion in total assets under management. Morgan Stanley Investment Management Inc.’s principal business address is 522 Fifth Avenue, New York, NY 10036.

PORTFOLIO MANAGER:

The portfolio’s portfolio managers will be as follows:

Name	Sub-Adviser	Positions Over Past Five Years
Cyril Moullè-Berteaux	Morgan Stanley Investment Management Inc.

Lead Portfolio Manager of the portfolio since 2020; associated with Morgan Stanley Investment Management Inc. in an investment management capacity since 2011, and from 1995 to 2003; Managing Director; Head of the Global Multi-Asset team; Founding Partner and Portfolio Manager at Traxis Partners from 2003 to 2011

Mark Bavoso	Morgan Stanley Investment Management Inc.

Portfolio Manager of the portfolio since 2020; associated with Morgan Stanley Investment Management Inc. in an investment management capacity since 1986; Managing Director; Sr. Portfolio Manager of the Global Multi-Asset team

Sergei Parmenov	Morgan Stanley Investment Management Inc.

Portfolio Manager of the portfolio since 2020; associated with Morgan Stanley Investment Management Inc. in an investment management capacity since 2011, and from 1996 to 2003; Managing Director; Executive Director of the Global Multi-Asset team; Analyst and Portfolio Manager at Traxis Partners from 2003 to 2008

MANAGEMENT FEES:

The portfolio’s management fee schedule will be as follows:

TAM will receive compensation from the portfolio, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the portfolio’s average daily net assets) indicated below:

0.66% of the first $500 million

0.65% over $500 million up to $750 million

0.64% over $750 million up to $1 billion

0.63% over $1 billion up to $3 billion

0.59% in excess of $3 billion

SUB-ADVISORY FEES:

The portfolio’s sub-advisory fee schedule will be as follows:

Morgan Stanley will receive monthly compensation from TAM at the annual rate of a specified percentage, indicated below, of the portfolio’s average daily net assets:

Fund	Sub-Adviser	Sub-Advisory Fees
Transamerica Morgan Stanley Global Allocation VP	Morgan Stanley Investment Management Inc.	0.27% of the first $500 million 0.26% over $500 million up to $1 billion 0.25% over $1 billion up to $3 billion 0.21% in excess of $3 billion

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BENCHMARKS:

The portfolio’s benchmarks will be as follows:

Primary benchmark = MSCI ACWI Index

Secondary benchmark = Transamerica Morgan Stanley Global Allocation VP Blended Benchmark (consists of the MSCI ACWI Index (60%) and Bloomberg Barclays Global Aggregate Index (40%))

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Investors Should Retain this Supplement for Future Reference

December 9, 2019